Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss)	$ 513,671,000	$ 229,086,000	$ (242,372,000)
Non-cash items:
Depreciation and amortization	97,551,000	99,033,000	106,084,000
Write-down / sale of vessels	(10,360,000)	(8,888,000)	92,368,000
Unrealized loss (gain) on derivative instruments (note 9)	3,709,000	(3,163,000)	(1,432,000)
Equity income (loss) (note 4)	(3,432,000)	(244,000)	14,107,000
Freight Tax tax expense (recovery)	(7,814,000)	(129,000)	(3,109,000)
Other	6,128,000	4,217,000	2,001,000
Change in operating assets and liabilities (note 18)	27,221,000	(112,224,000)	(47,985,000)
Expenditures For Dry Docking	(16,230,000)	(14,423,000)	(26,974,000)
Net operating cash flow	626,072,000	193,265,000	(107,312,000)
FINANCING ACTIVITIES
Proceeds from short-term debt	50,000,000	134,000,000	50,000,000
Prepayments of short-term debt	(50,000,000)	(159,000,000)	(35,000,000)
Proceeds from long-term debt (2021 - net of issuance costs) (note 7)	1,000,000	0	221,167,000
Payments of Debt Issuance Costs	4,536,000	0	0
Scheduled repayments of long-term debt (note 7)	0	(56,914,000)	(11,229,000)
Prepayments of long-term debt (note 7)	(1,000,000)	(267,592,000)	(135,000,000)
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 8)	0	288,108,000	140,226,000
Scheduled repayments of obligations related to finance leases (note 8)	(34,113,000)	(50,636,000)	(23,873,000)
Prepayment of obligations related to finance leases (note 8)	(364,201,000)	0	(184,115,000)
Payments of Dividends	59,518,000	0	0
Other	(2,386,000)	(1,014,000)	(225,000)
Net financing cash flow	(464,754,000)	(113,048,000)	21,951,000
INVESTING ACTIVITIES
Proceeds from sale of assets (note 13)	23,561,000	69,646,000	58,090,000
Expenditures for vessels and equipment	(10,198,000)	(15,430,000)	(21,447,000)
Net investing cash flow	17,263,000	51,216,000	38,143,000
Increase (decrease) in cash, cash equivalents and restricted cash	178,581,000	131,433,000	(47,218,000)
Cash, cash equivalents and restricted cash, beginning of the year	187,361,000	55,928,000	103,146,000
Cash, cash equivalents and restricted cash, end of the year (note 18c)	365,942,000	187,361,000	55,928,000
Increase (Decrease) in Notes Receivable, Related Parties	$ 3,900,000	$ (3,000,000)	$ 1,500,000